Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 578	$ 573
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	479	481
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	86	75
Advances For Pre-Order Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 13	$ 17